Property, Plant and Equipment - Schedule of Changes in Property, Plant and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance at January 1, 2025		$ 11,780,880		$ 12,918,249	$ 11,915,363
Additions net of transfers	[1]	2,302,115	[2]	1,459,417	1,681,186
Disposals		$ (73,846)		$ (66,591)	$ (109,832)
Depreciation		(1163264.00%)		(1103434.00%)	(1043879.00%)
Exchange rate variation		$ 799,773		$ (1,430,625)	$ 465,242
Balance at December 31, 2025		13,645,658		11,780,880	12,918,249
Acquired in business combination				3,864	10,169
Buildings [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance at January 1, 2025		3,991,581		4,314,249	3,789,067
Additions net of transfers	[1]	519,922	[2]	389,071	680,142
Disposals		$ (4,663)		$ (13,426)	$ (32,725)
Depreciation		(255852.00%)		(249719.00%)	(263669.00%)
Exchange rate variation		$ 241,610		$ (449,250)	$ 141,430
Balance at December 31, 2025		4,492,598		3,991,581	4,314,249
Acquired in business combination				656	4
Land [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance at January 1, 2025		1,060,288		1,200,635	1,047,486
Additions net of transfers	[1]	27,521	[2]	44,368	118,254
Disposals		$ (9,562)		$ (4,535)	$ (14,345)
Depreciation
Exchange rate variation		$ 94,266		$ (181,067)	$ 49,240
Balance at December 31, 2025		1,172,513		1,060,288	1,200,635
Acquired in business combination				887
Machinery and equipment [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance at January 1, 2025		4,038,196		4,310,590	3,832,826
Additions net of transfers	[1]	866,616	[2]	773,330	989,430
Disposals		$ (20,622)		$ (26,273)	$ (37,382)
Depreciation		(666651.00%)		(651884.00%)	(610850.00%)
Exchange rate variation		$ 228,483		$ (368,954)	$ 126,386
Balance at December 31, 2025		4,446,022		4,038,196	4,310,590
Acquired in business combination				1,387	10,180
Facilities [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance at January 1, 2025		682,348		764,036	575,290
Additions net of transfers	[1]	159,213	[2]	150,793	184,128
Disposals		$ (4,087)		$ (483)	$ (2,783)
Depreciation		(55755.00%)		(52546.00%)	(44024.00%)
Exchange rate variation		$ 86,258		$ (179,460)	$ 51,425
Balance at December 31, 2025		867,977		682,348	764,036
Acquired in business combination				8
Computer equipment [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance at January 1, 2025		187,164		166,291	116,263
Additions net of transfers	[1]	70,265	[2]	97,172	90,951
Disposals		$ (1,942)		$ (2,952)	$ (710)
Depreciation		(69754.00%)		(61550.00%)	(44804.00%)
Exchange rate variation		$ 8,986		$ (11,809)	$ 4,591
Balance at December 31, 2025		194,719		187,164	166,291
Acquired in business combination				12
Vehicles (land and air) [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance at January 1, 2025		275,582		272,663	214,898
Additions net of transfers	[1]	143,678	[2]	100,767	99,659
Disposals		$ (15,914)		$ (13,116)	$ (8,736)
Depreciation		(54161.00%)		(44931.00%)	(43559.00%)
Exchange rate variation		$ 22,634		$ (39,827)	$ 10,401
Balance at December 31, 2025		371,819		275,582	272,663
Acquired in business combination				26
Construction in progress [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance at January 1, 2025		1,238,785		1,636,719	2,124,483
Additions net of transfers	[1]	367,957	[2]	(209,062)	(558,747)
Disposals		$ (6,011)		$ (4,609)	$ (4,046)
Depreciation
Exchange rate variation		$ 96,540		$ (185,089)	$ 75,029
Balance at December 31, 2025		1,697,271		1,238,785	1,636,719
Acquired in business combination				826
Other [Member]
Schedule of Changes in Property, Plant and Equipment [Line Items]
Balance at January 1, 2025		306,936		253,066	215,050
Additions net of transfers	[1]	146,943	[2]	112,978	77,369
Disposals		$ (11,045)		$ (1,197)	$ (9,105)
Depreciation		(61091.00%)		(42804.00%)	(36973.00%)
Exchange rate variation		$ 20,996		$ (15,169)	$ 6,740
Balance at December 31, 2025		$ 402,739		306,936	253,066
Acquired in business combination				$ 62	$ (15)

[1]	Additions for each category includes transfers from construction in progress during the period.
[2]	Of the total amount of additions, US$258 refers to the acquisition of JBS Terminais Ltda.